Personnel Costs - Summary of Detailed Information About Development of Stock Options (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tranche Mr. Altan
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0	56,700	56,700
Options granted		0	0
Options forfeited		0	0
Options exercised		0	0
Options expired		56,700	0
Options outstanding as of Dec. 31		0	56,700
Options exercisable as of Dec. 31		0	56,700
2019 Stock Option Plan ("SOP 2019")
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	222,250	236,250	234,750
Options granted	0	2,500	25,350
Options forfeited	64,400	16,500	23,850
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	157,850	222,250	236,250
Options exercisable as of Dec. 31	0	0	0
2020 Stock Option Plan ("SOP 2020")
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	14,000	14,000	14,000
Options granted	0	0	0
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	0	0
Options outstanding as of Dec. 31	14,000	14,000	14,000
Options exercisable as of Dec. 31	0	0	0
2021 Stock Option Plan ("SOP 2021")
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	60,000	100,000	0
Options granted	20,000	0	100,000
Options forfeited	0	0	0
Options exercised	0	0	0
Options expired	0	40,000	0
Options outstanding as of Dec. 31	80,000	60,000	100,000
Options exercisable as of Dec. 31	0	0	0
2022 Stock Option Plan ("SOP 2022")
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	108,000	0
Options granted	7,000	108,000
Options forfeited	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding as of Dec. 31	115,000	108,000	0
Options exercisable as of Dec. 31	0	0
2023 Stock Option Plan ("SOP 2023")
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Options outstanding as of Jan. 1	0
Options granted	48,000
Options forfeited	0
Options exercised	0
Options expired	0
Options outstanding as of Dec. 31	48,000	0
Options exercisable as of Dec. 31	0